Cover	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 25, 2024
Entity Registrant Name	IDEANOMICS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-35561
Entity Tax Identification Number	20-1778374
Entity Address, Address Line One	114 Broadway
Entity Address, Address Line Two	Suite 5116
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	206-1216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IDEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000837852